Cover	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity File Number	000-55751
Entity Registrant Name	Stem Holdings, Inc.
Entity Central Index Key	0001697834
Entity Tax Identification Number	61-1794883
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2201 NW Corporate Blvd.
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	237-2931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.001
Trading Symbol	STMH